Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013
Related Party Transactions
Aggregate amounts of loans to the Company's employees, officers, directors and their affiliates	$ 11,353	$ 16,703
New advances to the Company's employees, officers, directors and their affiliates	2,745	7,102
Principal payments received from the loans to employees, officers, directors, and their affiliates	8,095	8,787
Unfunded commitments to related parties	228	1,398
Deposits received from related parties	17,303	15,511
Face amount of subordinated notes issued to related party	$ 5,000
Number of related party lenders	2